ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%

Agriculture – 11.5%

Altria Group, Inc.	2,530	$115,166
British American Tobacco PLC (United Kingdom)(a)	3,297	116,318
Philip Morris International, Inc.	1,234	116,971
Turning Point Brands, Inc.	5,434	259,473
Universal Corp.	4,196	202,793
Vector Group Ltd.	43,136	549,984
Total Agriculture		1,360,705

Apparel – 1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1,509	216,210

Beverages – 11.4%
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,006	113,098
Boston Beer Co., Inc. (The), Class A*(b)	295	150,376
Brown-Forman Corp., Class B	1,273	85,304
Constellation Brands, Inc., Class A	975	205,423
Diageo PLC (United Kingdom)(a)	560	108,080
Duckhorn Portfolio, Inc. (The)*(b)	14,220	325,496
Molson Coors Beverage Co., Class B	3,168	146,932
Pernod Ricard SA (France)(a)	4,938	217,519
Total Beverages		1,352,228

Biotechnology – 1.5%
Mind Medicine MindMed, Inc. (Canada)*	75,832	176,689

Electronics – 3.5%
Turtle Beach Corp.*	15,092	419,859

Entertainment – 22.0%
Caesars Entertainment, Inc.*	3,743	420,264
DraftKings, Inc., Class A*	3,757	180,937
International Game Technology PLC*(b)	11,280	296,890
Monarch Casino & Resort, Inc.*	7,790	521,852
Penn National Gaming, Inc.*(b)	4,876	353,315
RCI Hospitality Holdings, Inc.	7,728	529,445
Red Rock Resorts, Inc., Class A*	6,054	310,086
Total Entertainment		2,612,789

Lodging – 9.6%
Boyd Gaming Corp.*	9,539	603,437
Full House Resorts, Inc.*	49,993	530,426
Total Lodging		1,133,863

Miscellaneous Manufacturing – 6.7%
Smith & Wesson Brands, Inc.	12,988	269,631
Sturm Ruger & Co., Inc.	7,112	524,723
Total Miscellaneous Manufacturing		794,354

Pharmaceuticals – 1.8%
Compass Pathways PLC (United Kingdom)*(a)	6,966	208,074

REITS – 8.1%
Gaming and Leisure Properties, Inc.	11,016	510,261
VICI Properties, Inc.	15,868	450,810
Total REITS		961,071

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Retail – 17.3%

Chuy’s Holdings, Inc.*	12,391	$390,688
Del Taco Restaurants, Inc.	46,715	407,822
Jack in the Box, Inc.	4,718	459,203
McDonald's Corp.	876	211,212
Wingstop, Inc.	2,298	376,711
Yum China Holdings, Inc. (China)	3,504	203,618
Total Retail		2,049,254

Software – 3.5%
Activision Blizzard, Inc.	3,756	290,677
Take-Two Interactive Software, Inc.*	837	128,956
Total Software		419,633

Total Common Stocks (Cost $10,552,478)		11,704,729

MONEY MARKET FUND – 3.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $369,053)	369,053	369,053

REPURCHASE AGREEMENTS – 2.7%(d)
Citibank NA, dated 09/30/21, due 10/01/21, 0.06%, total to be received $75,764, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.00%, 07/01/24-05/15/51, totaling $77,352)	$75,764	75,764
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $253,980)	249,000	249,000
Total Repurchase Agreements (Cost $324,764)		324,764

Total Investments – 104.5% (Cost $11,246,295)		12,398,546
Liabilities in Excess of Other Assets – (4.5%)		(539,430)
Net Assets – 100.0%		$11,859,116

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,103,445; the aggregate market value of the collateral held by the fund is $1,133,083. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $808,319.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,704,729	$–	$–	$11,704,729
Money Market Fund	369,053	–	–	369,053
Repurchase Agreements	–	324,764	–	324,764
Total	$12,073,782	$324,764	$–	$12,398,546

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	11.5%
Apparel	1.8
Beverages	11.4
Biotechnology	1.5
Electronics	3.5
Entertainment	22.0
Lodging	9.6
Miscellaneous Manufacturing	6.7
Pharmaceuticals	1.8
REITS	8.1
Retail	17.3
Software	3.5
Money Market Fund	3.1
Repurchase Agreements	2.7
Total Investments	104.5
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%